ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2016, 2017 and 2018 are as follows:

	Number of shares
	2016	2017	2018
Beginning balance	1,323,644,528	1,324,058,828	1,324,107,328
Exercise of stock options	414,300	48,500	388,400

Ending balance	1,324,058,828	1,324,107,328	1,324,495,728